John Hancock
Global Equity Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Shares	Value
Common stocks 94.1%		$795,081,455
(Cost $636,435,923)
France 9.9%		83,358,520
Capgemini SE	112,104	15,596,536
Cie Generale des Etablissements Michelin SCA	195,981	24,377,882
Danone SA	358,252	23,101,964
Sanofi	118,274	11,921,858
TOTAL SE	196,966	8,360,280
Ireland 3.4%		28,749,944
Accenture PLC, Class A	25,890	6,448,940
CRH PLC	575,152	22,301,004
Japan 2.7%		22,661,676
FANUC Corp.	47,304	11,603,212
Mitsubishi Estate Company, Ltd.	642,778	11,058,464
Netherlands 10.2%		86,117,319
Akzo Nobel NV	124,400	13,172,755
Heineken NV	198,440	20,920,372
Koninklijke Ahold Delhaize NV	963,532	27,548,571
Koninklijke Philips NV (A)	238,511	12,291,257
Wolters Kluwer NV	145,540	12,184,364
Switzerland 6.5%		55,209,315
Chubb, Ltd.	82,232	12,156,357
Novartis AG	305,943	27,698,714
Roche Holding AG	46,748	15,354,244
United Kingdom 10.8%		91,408,132
Amcor PLC, CHESS Depositary Interest	1,435,767	16,001,019
Associated British Foods PLC	323,593	9,024,868
Direct Line Insurance Group PLC	1,971,436	7,733,737
Ferguson PLC	87,961	9,846,313
Informa PLC (A)	654,192	4,582,502
Tesco PLC	5,544,699	16,689,187
Unilever PLC	454,145	27,530,506
United States 50.6%		427,576,549
Alphabet, Inc., Class A (A)	23,001	40,352,950
Apple, Inc.	289,017	34,407,474
Applied Materials, Inc.	192,103	15,844,655
Arthur J. Gallagher & Company	114,797	13,248,722
AutoZone, Inc. (A)	20,502	23,324,100
Colgate-Palmolive Company	97,398	8,341,165
Comcast Corp., Class A	482,050	24,218,192
Electronic Arts, Inc. (A)	72,689	9,286,020
Fortune Brands Home & Security, Inc.	108,337	9,046,140
Intel Corp.	206,979	10,007,435
Johnson & Johnson	190,491	27,560,238
Johnson Controls International PLC	198,783	9,151,969
JPMorgan Chase & Co.	111,285	13,118,276
Kimberly-Clark Corp.	53,505	7,453,782
Merck & Company, Inc.	219,351	17,633,627
Microsoft Corp.	175,468	37,562,435
Northrop Grumman Corp.	48,056	14,525,407
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Oracle Corp.	426,533	$24,619,485
Otis Worldwide Corp.	95,376	6,384,469
Philip Morris International, Inc.	211,220	15,999,915
Stanley Black & Decker, Inc.	37,527	6,916,601
Starbucks Corp.	95,351	9,346,305
The Home Depot, Inc.	43,026	11,935,843
Verizon Communications, Inc.	478,870	28,928,537

Waste Management, Inc.	70,199	8,362,807
Preferred securities 3.5%		$29,591,361
(Cost $21,291,409)
South Korea 3.5%		29,591,361
Samsung Electronics Company, Ltd.	536,352	29,591,361

	Yield (%)	Shares	Value
Short-term investments 2.3%			$19,534,682
(Cost $19,534,682)
Short-term funds 2.3%			19,534,682
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0243(B)	19,534,682	19,534,682

Total investments (Cost $677,262,014) 99.9%	$844,207,498
Other assets and liabilities, net 0.1%	790,694
Total net assets 100.0%	$844,998,192

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-20.
The fund had the following sector composition as a percentage of net assets on 11-30-20:
Information technology	20.7%
Consumer staples	18.6%
Health care	13.3%
Communication services	12.7%
Industrials	10.4%
Consumer discretionary	8.1%
Materials	6.1%
Financials	5.4%
Real estate	1.3%
Energy	1.0%
Short-term investments and other	2.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	53,731,863	EUR	45,354,214	TD	1/27/2021	—	$(461,682)
						—	$(461,682)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
4	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
France	$83,358,520	—	$83,358,520	—
Ireland	28,749,944	$6,448,940	22,301,004	—
Japan	22,661,676	—	22,661,676	—
Netherlands	86,117,319	—	86,117,319	—
Switzerland	55,209,315	12,156,357	43,052,958	—
United Kingdom	91,408,132	—	91,408,132	—
United States	427,576,549	427,576,549	—	—
Preferred securities	29,591,361	—	29,591,361	—
Short-term investments	19,534,682	19,534,682	—	—
Total investments in securities	$844,207,498	$465,716,528	$378,490,970	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(461,682)	—	$(461,682)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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